Revenue, Accounts Receivable and Provision for Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenues and Accounts Receivable [Abstract]
Total revenues	$ 42,879	$ 60,984
Accounts receivable, net	4,080		$ 8,280
Revenues [Abstract]
Maximum loss if charterers failed to perform	3,235	8,316
Allowance for doubtful accounts deriving from collectability assessment	234	0
Provision for Credit Losses [Abstract]
Change in provision of estimated losses	7	(55)
Cash Equivalents [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	0		0
Freight and Demurrage Receivables [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	239		171
Insurance Claims [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	0		0
Time Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	28,405	29,314
Accounts receivable, net	975		2,638
Pool Arrangements [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	14,474	29,039
Accounts receivable, net	2,927		5,213
Voyage Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	0	$ 2,631
Accounts receivable, net	178		429
Contract assets	$ 94		$ 103
Revenues [Member] | Customer Concentration Risk [Member] | Charterer A [Member]
Revenues [Abstract]
Concentration risk percentage	14.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer B [Member]
Revenues [Abstract]
Concentration risk percentage	26.00%	19.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer C [Member]
Revenues [Abstract]
Concentration risk percentage	16.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer D [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	16.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer E [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	12.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer F [Member]
Revenues [Abstract]
Concentration risk percentage	34.00%	32.00%